Advances to Suppliers, Net - Schedule of Allowance for Doubtful Accounts (Details) - USD ($)	6 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Allowance for Doubtful Accounts [Abstract]
Beginning balance	$ 13,681
Provision
Reduction	(13,681)
Ending balance